Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

(dollars in thousands, except per share data)	Three months ended March 31,
	2013	2012
Basic and Diluted Earnings per Share Calculation:

Numerator:
Net loss attributable to common shareholders:
Continuing operations	$(3,888)	$(3,145)
Discontinued operations	(1,007)	(1,477)

Net loss attributable to common shareholders - total	$(4,895)	$(4,622)

Denominator:

Weighted average number of common shares - basic	2,887,616	2,883,804

Basic Earnings Per Common Share:
Net loss attributable to common shareholders per weighted average common share:
Continuing operations	$(1.35)	$(1.09)
Discontinued operations	(0.35)	(0.51)

Total	$(1.70)	$(1.60)

	For the year ended December 31,
	2012	2011	2010
Basic and Diluted Earnings per Share Calculation:

Numerator:
Net earnings (loss) attributable to common shareholders:
Continuing operations	$(14,305)	$(7,988)	$(6,518)
Discontinued operations	926	(10,931)	(5,541)

Net earnings (loss) attributable to common shareholders - total	$(13,379)	$(18,919)	$(12,059)

Denominator:
Weighted average number of common shares - basic and diluted	2,885,041	2,872,218	2,819,548

Basic and Diluted Earnings Per Common Share:
Net earnings (loss) attributable to common shareholders per weighted average common share:
Continuing operations	$(4.96)	$(2.78)	$(2.31)
Discontinued operations	0.32	(3.81)	(1.97)

Total - Basic and Diluted	$(4.64)	$(6.59)	$(4.28)

Schedule Of Antidilutive Securities Excluded From Denominator When Computing Dilutive Earnings Per Share

	Q1 2013	Q1 2012
Preferred operating units	—	1,428
Outstanding stock options	27,875	26,937
Unvested stock awards outstanding	1,818	—
Warrants	3,787,426	2,336,876
Series C preferred stock	3,750,000	2,299,451

Total potentially dilutive securities excluded from the denominator	7,567,119	4,664,692

	2012	2011	2010
Preferred operating units	1,190	5,554	6,379
Outstanding stock options	27,875	26,938	31,893
Unvested stock awards outstanding	602	—	—
Warrants	3,426,770	37,425	37,426
Series C preferred stock	3,389,344	—	—

Total potentially dilutive securities excluded from the denominator	6,845,781	69,917	75,698